INVESTED EQUITY	12 Months Ended
Dec. 31, 2020
INVESTED EQUITY [Abstract]
INVESTED EQUITY
NOTE 15.  INVESTED EQUITY

15.1  Invested equity

The combined financial statements were prepared in accordance with principles described in Note 1.4 Principles applied in preparing the combined financial statements. No share capital is presented for the 2020, 2019 and 2018 historical periods. The reserve Invested Equity and Retained Earnings is derived by aggregating the net assets of the Technip Energies Group’s direct and indirect subsidiaries and the net assets of the Technip Energies Group business activities conducted in direct and indirect subsidiaries of TechnipFMC.

15.2  Accumulated other comprehensive income (loss)

Accumulated other comprehensive income (loss) are as follows:

	Cash Flow Hedges	Gains (Losses) on Defined Benefit Pension Plans	Foreign Currency Translation	Other	Accumulated Other Comprehensive Income/(Loss)	Accumulated Other Comprehensive Income/(Loss) – Non- Controlling Interests	Total Accumulated Other Comprehensive Income/(Loss)
Accumulated other comprehensive income/(loss) as of December 31, 2017	€18.7	€(19.6)	€(99.2)	€-	€(100.1)	€(0.2)	€(100.3)
Gross effect before reclassification to profit or loss	(34.5)	3.3	127.5	-	96.3	(0.4)	95.9
Deferred tax	10.8	(1.0)	-	-	9.8	-	9.8
Reclassification to profit or loss	-	-	(9.4)	-	(9.4)	-	(9.4)
Accumulated other comprehensive income/(loss) as of December 31, 2018	€(5.0)	€(17.3)	€18.9	€-	€(3.3)	€(0.6)	€(4.0)
Gross effect before reclassification to profit or loss	(6.3)	(8.8)	(44.0)	-	(59.1)	0.9	(58.2)
Deferred tax	(3.0)	2.8	-	-	(0.2)	-	(0.2)
Reclassification to profit or loss	-	-	-	-	-	-	-
Accumulated other comprehensive income/(loss) as of December 31, 2019	€(14.3)	€(23.3)	€(25.1)	€-	€(62.6)	€0.3	€(62.3)
Gross effect before reclassification to profit or loss	20.4	(1.3)	(147.4)	0.4	(127.9)	(1.4)	(129.3)
Deferred tax	(2.8)	1.0			(1.8)		(1.8)
Reclassification to profit or loss					-		-
Equity transaction with TechnipFMC	8.5	(0.4)	0.6	(0.4)	8.3	(1.0)	7.3
Accumulated other comprehensive income/(loss) as of December 31, 2020	€11.8	€(24.0)	€(171.9)	€-	€(184.1)	€(2.1)	€(186.1)

(1)
Cash flow hedges represent the effective portion of the change in fair value of the financial instruments qualified as cash flow hedging, as well as gains and losses corresponding to the effective portion of non-derivative financial assets or liabilities that are designated as a hedge of a foreign currency risk (see Note 1).

15.3  Non-controlling interests

Non-controlling interests amounting to €16.0 million, €(10.0) million, and €2.9 million as of December 31, 2020, 2019 and 2018, respectively, did not represent a material component of the combined financial statements in the years ended December 31, 2020, 2019 and 2018.

15.4  Capital management

The capital management of the Technip Energies Group was carried out centrally by TechnipFMC during 2020, 2019, and 2018. Considerations with respect to statutory requirements in relation to capital structure and financial leverage are determined in line with the requirements of TechnipFMC and are disclosed in Note 26.1 Liquidity risk.